OPERATING LEASES	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
New Dragonfly
OPERATING LEASES

NOTE 4 – OPERATING LEASES

The Company has leased premises that expire at various dates through September of 2025 with options to renew for an additional 5 years subject to various operating leases. The Company originally had leases related to the main office, warehouse space, research and development lab, engineering office, and sales office, all located in Reno, Nevada. The original leases required annual escalating monthly payments ranging from $4 to $11. In December of 2020, the Company entered a fourth amendment lease and effective April 30, 2021, the Company terminated its original main office, warehouse and sales office lease and moved these spaces to a larger premise that is also located in Reno, Nevada that required annual escalating monthly payments ranging from $56 to $63. In December of 2021, the Company entered into another lease for additional warehouse space located in Reno, Nevada that required annual escalating monthly payments ranging from $47 to $55.

On February 2, 2022, the Company entered into a 124-month lease agreement in Reno, Nevada. The lease calls for monthly base rent of $230, $23 of fix operating expense costs, and estimated monthly property taxes of $21. The monthly base rent and fixed operating expense costs are subject to escalation of 3% and 2.4%, respectively, on an annual basis. The first payment is due upon substantial completion of construction of the building which is expected to be within 2 years from the effective date. As of September 30, 2022, the lease has not commenced as the Company does not have control over the asset.

The following table presents the breakout of the operating leases as of:

	September 30,		December 31,
	2022		2021
Operating lease right-of-use assets	$4,878		$5,709
Short-term operating lease liabilities	1,157		1,082
Long-term operating lease liabilities	3,821		4,694
Total operating lease liabilities	$4,978		$5,776
Weighted average remaining lease term	3.8	years	4.6	years
Weighted average discount rate	5.2%		5.2%

Assumptions used in determining our incremental borrowing rate include our implied credit rating and an estimate of secured borrowing rates based on comparable market data.

At September 30, 2022, the future minimum lease payments under these operating leases are as follows:

2022	$342
2023	1,399
2024	1,435
2025	1,440
2026	893
Total lease payments	5,509
Less imputed interest	531
Total operating lease liabilities	$4,978

NOTE 4 — OPERATING LEASES

The Company has leased premises that expire at various dates through September of 2025 with options to renew for an additional 5 years subject to various operating leases. As of December 31, 2020, the Company had a main office, warehouse space, research and development lab, engineering office, and sales office all located in Reno, Nevada that required annual escalating monthly payments ranging from $4 to $11. In December of 2020, the Company entered a fourth amendment lease and effective April 30, 2021, the Company moved its main office, warehouse, and sales office to a larger premise that is also located in Reno, Nevada that required annual escalating monthly payments ranging from $56 to $63. In December of 2021, the Company entered into another lease for additional warehouse space located in Reno, Nevada that required annual escalating monthly payments ranging from $47 to $55.

The following table presents the breakout of the operating leases as of:

	December 31,		December 31,
	2021		2020
Operating lease right-of-use assets	$5,709		$993
Short-term operating lease liabilities	1,082		225
Long-term operating lease liabilities	4,694		758
Total operating lease liabilities	$5,776		$983
Weighted average remaining lease term	4.6	years	3.9	years
Weighted average discount rate	5.2%		6.0%

Assumptions used in determining our incremental borrowing rate include our implied credit rating and an estimate of secured borrowing rates based on comparable market data.

NOTE 4 — OPERATING LEASES (continued)

Cash paid for amounts included in the measurement of lease liabilities was $952 and $148 for the years ended December 31, 2021 and 2020, respectively. These amounts are included in operating cash flows.

At December 31, 2021, the future minimum lease payments under these operating leases are as follows:

2022	$1,357
2023	1,399
2024	1,435
2025	1,440
2026	893
Total lease payments	6,524
Less imputed interest	748
Total operating lease liabilities	5,776

		December 31,	December 31,
Lease cost	Classification	2021	2020
Operating lease cost	Cost of goods sold	$633	$179
Operating lease cost	Research and development	103	—
Operating lease cost	General and administration	42	144
Operating lease cost	Selling and marketing	42	—
Total lease cost		$820	$323

All lease costs included in the schedule above are fixed lease costs.